Share Capital (Details) - Schedule of Movements in the Number of the Company’s Ordinary Shares Outstanding - shares	12 Months Ended
	Dec. 31, 2023	Dec. 01, 2023	Dec. 01, 2022
Schedule Of Movements In The Number Of The Company SOrdinary Shares Outstanding Abstract
Beginning Balance		6,854,284	619,110
Employee share options exercised			600
Cancellation of ordinary shares			(600)
Conversion of preference shares to ordinary shares			662,741
Capital recapitalization			4,898,424
Capital reorganization			949,288
Warrant exercised		38,025	6,211
Convertible preference share liabilities exercised	(7,000)	560,000
Restricted share units issuance		100,090
Additional paid in capital		12,700
Treasury shares purchased			(281,490)
Ending balance		7,565,099	6,854,284